Average Annual Total Returns{- Fidelity Short-Term Bond Fund} - 08.31 Fidelity Short-Term Bond Fund AMCIZ PRO-13 - Fidelity Short-Term Bond Fund	Fidelity Advisor Short-Term Bond Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Short-Term Bond Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Short-Term Bond Fund: Class A Return Before Taxes Inception Date	Fidelity Advisor Short-Term Bond Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Short-Term Bond Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Short-Term Bond Fund: Class A After Taxes on Distributions Inception Date	Fidelity Advisor Short-Term Bond Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Short-Term Bond Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Short-Term Bond Fund: Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Short-Term Bond Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Short-Term Bond Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Short-Term Bond Fund: Class M Return Before Taxes Inception Date	Fidelity Advisor Short-Term Bond Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Short-Term Bond Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Short-Term Bond Fund: Class C Return Before Taxes Inception Date	Fidelity Advisor Short-Term Bond Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Short-Term Bond Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Short-Term Bond Fund: Class I Return Before Taxes Inception Date	Fidelity Advisor Short-Term Bond Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class Z Return Before Taxes Past 5 years	Fidelity Advisor Short-Term Bond Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Short-Term Bond Fund: Class Z Return Before Taxes Inception Date	LB013 Past 1 year	LB013 Past 5 years	LB013 Since Inception
Total	(2.41%)	1.40%	1.22%	[1]	Jul. 12, 2016	(2.77%)	0.74%	0.59%	[1]	Jul. 12, 2016	(1.38%)	0.80%	0.67%	[1]	Jul. 12, 2016	(2.42%)	1.39%	1.21%	[1]	Jul. 12, 2016	(2.77%)	0.81%	0.63%	[1]	Jul. 12, 2016	(0.78%)	1.86%	1.65%	[1]	Jul. 12, 2016	(0.64%)		2.51%	[1]	Oct. 02, 2018	(0.47%)	1.85%	1.64%	[1]

[1]	(a)From July 12, 2016 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.